Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
As of December 31, 2023 and December 31, 2022, the Company has an equity ownership in LanzaJet and SGLT (see Note 6 - Investments for further details). The table below summarizes amounts related to transactions with these related parties (in thousands) :

	As of
	December 31, 2023	December 31, 2022
Accounts receivable	$2,190	$1,821
Contract Assets	659	—
Notes receivable	5,436	—
Accounts payable	582	3,195
The following table presents revenue from related parties per disaggregated revenue categories:

	Year Ended December 31,
	2023	2022	2021
Revenue from related parties, included within Licensing	$3,449	$2,160	$2,025
Revenue from related parties, included within Engineering and other services	2,363	810	1,228
The main transactions with related parties are described below:
LanzaJet
The Company and LanzaJet have entered into a master service agreements defining the terms when LanzaJet is a subcontractor for some of the Company’s projects, and conversely, when the Company is a subcontractor for LanzaJet’s projects. The accounts payable balance is for work that LanzaJet performed as a subcontractor to the Company.
In connection with the formation of LanzaJet, the Company entered into a transition services agreement with LanzaJet, refer to Note 6 - Investments, for more information. The transition services agreement generally sets out the respective rights, responsibilities and obligations of the Company and LanzaJet with respect to R&D services, access to office and laboratory space, business development and other administrative support services. The transition services agreement may be terminated by mutual consent of the Company and LanzaJet, by LanzaJet at any time, and by the Company upon breach or non-payment by LanzaJet. There are no substantive termination penalties in the event the Company terminates. For the years ended December 31, 2023, 2022, and 2021, the Company recognized revenue from related parties of approximately $245, $185, and $495, respectively, under the transition services agreement.
The Company also provides certain engineering and other services related to a gas-to-jet demonstration plant currently in development by LanzaJet pursuant to the Investment Agreement described in Note 6 - Investments and other projects whereby LanzaJet is the customer. The Company recognized revenue of $468 for the year ended December 31, 2023, an immaterial amount of revenue for the year ended December 31, 2022, and $428 for the year ended December 31, 2021. In 2023, LanzaTech additionally sold LanzaJet the right to utilize some of LanzaTech’s completed engineering work as a basis for future LanzaJet projects and recorded revenue of $2,000, net of $461 of intra-entity profit elimination, with deferred payment terms no later than December 2024.
LanzaJet Note Purchase Agreement
On November 9, 2022, the Company and the other LanzaJet shareholders entered into a Note Purchase Agreement (the “Note Purchase Agreement”), pursuant to which LanzaJet Freedom Pines Fuels LLC (“FPF”), a wholly owned subsidiary of LanzaJet, will issue, from time to time, notes in an aggregate principal amount of up to $147.0 million (the “Notes”), comprised of approximately $113.5 million aggregate principal amount of 6.00% Senior Secured Notes maturing December 31, 2043 and $33.5 million aggregate principal amount of 6.00% Subordinated Secured Notes maturing December 31, 2043. The Company committed to purchase $5.5 million of Subordinated Secured Notes, which was funded on May 1, 2023. The Senior Secured Notes are secured by a security interest over substantially all assets of FPF, and both the Senior Secured Notes and the Subordinated Secured Notes are secured by a security interest over the intellectual property owned or in-licensed by LanzaJet.
Each purchaser of Notes under the Note Purchase Agreement also received a warrant for the right to purchase 575,000 shares of common stock of LanzaJet for each $10 million of Notes purchased by such purchaser for an exercise price of $0.01 per share. The warrants are exercisable when the related loan commitment is funded, and may be exercised until the earlier of the third anniversary following the date the holder’s loan commitment is fully funded, or the end of the availability period as defined in the Note Purchase Agreement if the commitment has not been fully funded. In the case of the Company, LanzaTech received warrants to purchase 316,250 shares of common stock of LanzaJet, which became exercisable by the Company when the note was funded on May 1, 2023. Upon funding of the Notes, the warrants meet the accounting criteria to be considered in-substance common stock, and are accounted for as part of the equity-method investment. Refer to Note 6 - Investments.
The Note Purchase Agreement may be amended with the approval of holders of at least 66 2∕3% of the Notes, except with respect to certain rights that require approval of all holders to amend. Upon an event of default under the Note Purchase Agreement, each purchaser may accelerate the payment of its own Notes. Enforcement against the collateral securing the Notes requires the approval of certain holders as specified in the Notes.
SGLT
The Company supplies SGLT with certain water-soluble organic compounds required in the Company's proprietary gas fermentation process, small-size equipment and consulting services. For the years ended December 31, 2023, 2022, and 2021, the Company recognized revenue of approximately $75, $289, and $282, respectively. The Company also provided engineering services and incurred costs of $853, $645, and $1,223 for the years ended December 31, 2023, 2022, and 2021, respectively.
Additionally, LanzaTech and SGLT entered into a license agreement in 2019, subsequently amended in August 2023, to provide SGLT with the right to sublicense the intellectual property that LanzaTech previously licensed to SGLT. In exchange, the Company is entitled to receive fixed licensing consideration, calculated as a percentage of the maximum amount of royalties owed to SGLT from its sublicenses. For the year ended December 31, 2023, the Company recognized sublicensing revenue of $1,200. Prior to June 2023, the Company was only entitled to royalties from SGLT if SGLT received sublicense royalty payments. For the years ended December 31, 2022 and 2021, the Company did not recognize any sublicensing revenue as no royalties were received by SGLT.